Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies[Abstract]
Commitments And Contingencies

13. Commitments and Contingencies

The Company is, from time to time, subject to various claims and legal actions that arise in the ordinary course of our business, including claims for damages for personal injuries, medical malpractice, breach of contract, tort and employment related claims. In these actions, plaintiffs request a variety of damages, including, in some instances, punitive and other types of damages that may not be covered by insurance. In the opinion of management, the Company is not currently a party to any proceeding that would individually or in the aggregate have a material adverse effect on our business, financial condition or results of operations.